FAIR VALUE MEASUREMENTS - Fair value on a recurring basis (Details) - Novus Capital Corp [Member]	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 100,048,410
Private Warrant Liabilities	$ 16,900,000